Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities

1. Organization and Principal Activities

Noah Holdings Limited (“Company”) was incorporated on June 29, 2007 in the Cayman Islands by six individuals (the “Founders”). The Company, through its subsidiaries and consolidated variable interest entity (“VIE”) (collectively, the “Group”), is a value-added independent wealth management consulting service provider focusing on the high net worth population in the People’s Republic of China (“PRC”). The Group began offering services in 2005 through Shanghai Noah Investment Management Co., Ltd. (“Noah Investment”).

The Company’s subsidiaries as of December 31, 2011 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Rongyao Investment Consulting Co., Ltd	August 24, 2007	PRC	100%
Shanghai Noah Yuanzheng Investment Consulting Co., Ltd	April 18, 2008	PRC	100%
Tianjin Noah Wealth Management Consulting Co., Ltd	December 26, 2008	PRC	100%
Tianjin Gefei Asset Management Co., Ltd	March 18, 2010	PRC	100%
Noah Private Wealth Management (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd	March 2, 2011	PRC	100%
Kunshan Noah Xingguan Investment Management Co., Ltd	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%

Noah Investment’s subsidiaries as of December 31, 2011 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Consulting Co., Ltd. *	September 29, 2007	PRC	100%
Shanghai Noah Rongyao Insurance Broker Co., Ltd	September 24, 2008	PRC	100%

*	The company’s name was changed to Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd. On February 27, 2012.